Property and Equipment (Schedule of Property and Equipment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 408,363
Ending Balance	455,422	$ 408,363
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	528,805	210,742
Additions	225,240	318,063
Ending Balance	754,045	528,805
Cost [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	499,323	210,742
Additions	184,435	288,581
Ending Balance	683,758	499,323
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	29,482
Additions	40,805	29,482
Ending Balance	70,287	29,482
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	120,442	75,424
Charge for the year	178,181	45,018
Ending Balance	298,623	120,442
Depreciation [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	116,020	75,424
Charge for the year	141,956	40,596
Ending Balance	257,976	116,020
Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,422
Charge for the year	36,225	4,422
Ending Balance	40,647	4,422
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	408,363
Ending Balance	455,422	408,363
Net Book Value [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	383,303
Ending Balance	425,782	383,303
Net Book Value [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	25,060
Ending Balance	$ 29,640	$ 25,060